UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23383

LORD ABBETT CREDIT OPPORTUNITIES FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Credit Opportunities Fund

For the period ended June 30, 2019

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

17	Statement of Assets and Liabilities

18	Statement of Operations

19	Statement of Changes in Net Assets

20	Financial Highlights

22	Notes to Financial Statements

36	Supplemental Information to Shareholders

Lord Abbett Credit Opportunities Fund
Semiannual Report

For the period from the Fund’s Inception on February 15, 2019 to June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Credit Opportunities Fund for the period from the Fund’s Inception on February 15, 2019 to June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. You may also incur transaction costs in the form of a repurchase fee of up to 2% which the Fund may (but does not currently) impose on shares that have been accepted for repurchase that have been held for less than one year. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 15, 2019 through June 30, 2019).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 2/15/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/15/19	6/30/19	2/15/19 - 6/30/19
Institutional Class
Actual	$1,000.00	$1,037.30	$5.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.04	$5.63

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 136/365 (to reflect the period from February 15, 2019, commencement of operations, to June 30, 2019.)

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Auto	4.44%
Capital Goods	0.59%
Consumer Cyclicals	3.21%
Consumer Discretionary	5.46%
Consumer Services	1.03%
Consumer Staples	3.15%
Energy	8.86%
Financial Services	21.16%
Foreign Government	2.99%
Health Care	7.34%
Industrials	1.59%
Information Technology	0.61%
Integrated Oils	1.55%
Manufacturing	0.41%
Materials & Processing	4.81%
Producer Durables	5.07%
Services	0.29%
Technology	2.62%
Telecommunications	4.13%
Transportation	3.18%
U.S. Government	2.48%
Utilities	4.66%
Repurchase Agreement	10.37%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 85.80%

ASSET-BACKED SECURITIES 16.11%

Automobiles 1.42%
ACC Trust 2019-1 C†	6.41%		2/20/2024		$500	$515,742
Exeter Automobile Receivables Trust 2018-3A E†	5.43%		8/15/2024		100	103,786
Total						619,528

Credit Cards 2.11%
Continental Credit Card 2016-1A C†	11.33%		1/15/2025		400	419,848	(a)
Perimeter Master Note Business Trust 2019-1A C†	8.06%		12/15/2022		500	503,157	(a)
Total						923,005

Other 12.58%
ARES XLVI CLO Ltd. 2017-46A E†	7.897% (3 Mo. LIBOR + 5.30%	)#	1/15/2030		250	227,936
Ares XXXVII CLO Ltd. 2015-4A DR†	8.747% (3 Mo. LIBOR + 6.15%	)#	10/15/2030		500	486,129
Benefit Street Partners Clo XII Ltd. 2017-12A D†	9.007% (3 Mo. LIBOR + 6.41%	)#	10/15/2030		250	241,669
BlueMountain CLO 2016-3 Ltd. 2016-3A ER†	8.468% (3 Mo. LIBOR + 5.95%	)#	11/15/2030		250	237,512
Carlyle US Clo Ltd. 2017-2A D†	8.742% (3 Mo. LIBOR + 6.15%	)#	7/20/2031		550	533,595
Cedar Funding Ltd. 2018-9A E	8.111% (3 Mo. LIBOR + 5.35%	)#	4/20/2031		275	252,946
Fairstone Financial Issuance Trust I 2019-1A D†(b)	7.257%		3/21/2033	CAD	150	115,513	(a)
Gilbert Park CLO Ltd. 2017 1A E	9.187% (3 Mo. LIBOR + 6.40%	)#	10/15/2030		$250	246,722
Mariner CLO 5 Ltd. 2018-5A E†	8.23% (3 Mo. LIBOR + 5.65%	)#	4/25/2031		700	652,754
Newtek Small Business Loan Trust 2017-1 B†	5.404% (1 Mo. LIBOR + 3.00%	)#	2/15/2043		83	82,572
Octagon Investment Partners 30 Ltd. 2017-1A D†	8.792% (3 Mo. LIBOR + 6.20%	)#	3/17/2030		300	295,720
Octagon Investment Partners 35 Ltd. 2018-1A D†	7.792% (3 Mo. LIBOR + 5.20%	)#	1/20/2031		500	468,135
Octagon Investment Partners 40 Ltd. 2019 1A E†	9.086% (3 Mo. LIBOR + 6.46%	)#	4/20/2031		700	702,051
Sounds Point CLO IV-R Ltd. 2019 1A E 144A†	8.869% (3 Mo. LIBOR + 6.30%	)#	1/20/2032		500	483,229
Sounds Point CLO IV-R Ltd. 2013-3RA E†	8.851% (3 Mo. LIBOR + 6.25%	)#	4/18/2031		250	236,882

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Other (continued)
Voya CLO Ltd. 2013-2A DR†	8.18% (3 Mo. LIBOR + 5.60%	)#	4/25/2031			$250	$232,291
Total							5,495,656
Total Asset-Backed Securities (cost $7,026,405)							7,038,189

CONVERTIBLE BONDS 5.03%

Building Materials 0.85%
Patrick Industries, Inc.	1.00%		2/1/2023			405	369,238

Electrical Equipment 0.73%
NXP Semiconductors NV (Netherlands)(c)	1.00%		12/1/2019			300	316,869

Electrical: Household 0.68%
SunPower Corp.	0.875%		6/1/2021			324	296,522

Energy Equipment & Services 0.80%
Tesla Energy Operations, Inc.	1.625%		11/1/2019			362	349,954

Lodging 0.65%
Huazhu Group Ltd. (China)(c)	0.375%		11/1/2022			264	286,133

Technology 0.55%
Ctrip.com International Ltd. (China)(c)	1.00%		7/1/2020			243	240,153

Transportation: Miscellaneous 0.77%
Scorpio Tankers, Inc. (Monaco)(c)	3.00%		5/15/2022			324	338,325
Total Convertible Bonds (cost $2,113,238)							2,197,194

CORPORATE BONDS 44.15%

Auto Parts: Original Equipment 0.76%
Garrett LX I Sarl/Garrett Borrowing LLC†(b)	5.125%		10/15/2026		EUR	300	330,043

Automotive 3.54%
General Motors Co.	6.75%		4/1/2046			$385	435,898
Mclaren Finance plc(b)	5.00%		8/1/2022		GBP	150	184,774
Mclaren Finance plc†(b)	5.00%		8/1/2022		GBP	200	246,365
Navistar International Corp.†	6.625%		11/1/2025			$310	326,275
Tesla, Inc.†	5.30%		8/15/2025			400	352,500
Total							1,545,812

Banks: Regional 1.43%
Macquarie Bank Ltd. (United Kingdom)(c)	6.125% (5 Yr Swap rate + 3.70%	)#	–	(e)		400	395,608
Turkiye Is Bankasi AS (Turkey)(c)	6.00%		10/24/2022			250	229,242
Total							624,850

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Business Services 2.17%
Ahern Rentals, Inc.†	7.375%	5/15/2023		$365	$325,762
NESCO LLC/NESCO Finance Corp.†	6.875%	2/15/2021		315	310,275
Verscend Escrow Corp.†	9.75%	8/15/2026		300	313,125
Total					949,162

Coal 1.10%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(c)	7.50%	12/11/2022		489	481,135

Computer Hardware 1.03%
Banff Merger Sub, Inc.(b)	8.375%	9/1/2026	EUR	100	95,491
Diebold Nixdorf, Inc.	8.50%	4/15/2024		$400	356,000
Total					451,491

Construction/Homebuilding 1.54%
PulteGroup, Inc.	7.875%	6/15/2032		290	347,275
William Lyon Homes, Inc.	6.00%	9/1/2023		320	326,400
Total					673,675

Electric: Power 0.77%
Pacific Gas & Electric Co.(d)	6.05%	3/1/2034		300	335,250

Engineering & Contracting Services 1.82%
Brand Industrial Services, Inc.†	8.50%	7/15/2025		390	355,388
Promontoria Holding 264 BV†(b)	6.75%	8/15/2023	EUR	400	438,252
Total					793,640

Entertainment 2.04%
Buena Vista Gaming Authority†	13.00%	4/1/2023		$379	405,530
Enterprise Development Authority (The)†	12.00%	7/15/2024		392	427,280
Scientific Games International, Inc.	10.00%	12/1/2022		55	57,888
Total					890,698

Financial Services 0.75%
Fairstone Financial, Inc.†	7.875%	7/15/2024		322	329,044

Food 2.72%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		465	437,100
Fresh Market, Inc. (The)†	9.75%	5/1/2023		585	400,725
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026		390	348,075
Total					1,185,900

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Health Care Products 0.44%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%		5/15/2022			$200	$192,000

Health Care Services 3.64%
CHS/Community Health Systems, Inc.	8.00%		11/15/2019			290	285,831
HCA, Inc.	7.50%		11/6/2033			350	404,250
Polaris Intermediate Corp. PIK 8.50%†	8.50%		12/1/2022			200	177,500
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%		12/1/2026			290	304,500
Surgery Center Holdings, Inc.†	10.00%		4/15/2027			420	420,000
Total							1,592,081

Machinery: Agricultural 2.85%
Kernel Holding SA (Ukraine)†(c)	8.75%		1/31/2022			450	476,012
MHP Lux SA (Luxembourg)†(c)	6.95%		4/3/2026			450	457,073
Pyxus International, Inc.	9.875%		7/15/2021			360	311,400
Total							1,244,485

Manufacturing 0.99%
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%	)#	–	(e)		450	432,351

Media 0.12%
Altice Luxembourg SA†(b)	7.25%		5/15/2022		EUR	45	52,637

Metals & Minerals: Miscellaneous 1.47%
New Gold, Inc. (Canada)†(c)	6.25%		11/15/2022			$465	435,938
Vedanta Resources plc (India)†(c)	8.25%		6/7/2021			200	208,100
Total							644,038

Oil 4.53%
California Resources Corp.†	8.00%		12/15/2022			435	330,056
Chaparral Energy, Inc.†	8.75%		7/15/2023			510	318,750
Citgo Holding, Inc.†	10.75%		2/15/2020			215	223,062
Indigo Natural Resources LLC†	6.875%		2/15/2026			220	198,550
MEG Energy Corp. (Canada)†(c)	6.50%		1/15/2025			285	287,494
SRC Energy, Inc.	6.25%		12/1/2025			350	320,250
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022			240	166,800
YPF SA (Argentina)(c)	8.75%		4/4/2024			130	131,911
Total							1,976,873

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Oil: Integrated Domestic 1.89%
Bristow Group, Inc.†(d)	8.75%		3/1/2023		$650	$632,125
Transocean Proteus Ltd.†	6.25%		12/1/2024		188	194,297
Total						826,422

Real Estate 2.47%
Agile Group Holdings Ltd.(China)(c)	10.215% (5 Yr. Treasury CMT + 7.46%	)#	–	(e)	200	200,926
China Evergrande Group (China)(c)	8.25%		3/23/2022		450	434,961
Kaisa Group Holdings Ltd.(c)	7.875%		6/30/2021		450	444,429
Total						1,080,316

Retail: Specialty 0.99%
Revlon Consumer Products Corp.	5.75%		2/15/2021		479	431,100

Telecommunications 4.09%
Frontier Communications Corp.	8.50%		4/15/2020		515	422,300
Frontier Communications Corp.	11.00%		9/15/2025		315	196,875
Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%		8/1/2023		570	522,975
Sprint Capital Corp.	8.75%		3/15/2032		555	643,800
Total						1,785,950

Toys 1.00%
Mattel, Inc.	5.45%		11/1/2041		570	436,050
Total Corporate Bonds (cost $19,162,121)						19,285,003

FLOATING RATE LOANS(f) 15.02%

Advertising 0.50%
ABG Intermediate Holdings 2 LLC 2nd Lien Initial Term Loan	5.14% (1 Mo. LIBOR + 7.75%	)	9/29/2025		222	220,033

Aerospace/Defense 0.49%
Jazz Acquisition, Inc. 2nd Lien Term Loan	9.35% (1 Mo. LIBOR + 7.75%	)	6/11/2027		214	212,395	(g)

Automotive 0.97%
Drive Chassis Holdco, LLC Term Loan	10.83% (3 Mo. LIBOR + 8.25%	)	4/4/2026		439	423,086

Business Services 0.97%
KUEHG Corp. 2nd Lien Tranche B Term Loan	10.58% (3 Mo. LIBOR + 8.25%	)	8/18/2025		426	425,467

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.99%
Nomad Buyer, Inc. Initial Term Loan	–	(h)	8/1/2025	$433	$431,240	(g)

Electric: Power 1.16%
Moxie Patriot LLC Construction Advances Term Loan B1	8.08% (3 Mo. LIBOR + 5.75%	)	12/19/2020	224	215,175
Pacific Gas & Electric Company Sold Out Revolving Term Loan	–	(h)	4/27/2020	300	293,532
Total					508,707

Entertainment 0.35%
SMG US Midco 2, Inc. 2nd Lien Initial Term Loan	9.40% (1 Mo. LIBOR + 7.00%	)	1/23/2026	150	152,063

Health Care Services 2.08%
CCS-CMGC Holdings, Inc. 1st Lien Initial Term Loan	–	(h)	10/1/2025	773	762,902
CP VI Bella Midco, LLC 2nd Lien Initial Term Loan	9.15% (1 Mo. LIBOR + 6.75%	)	12/28/2025	150	147,375
Total					910,277

Insurance 1.45%
FHC Health Systems, Inc. Initial Term Loan	6.40% (1 Mo. LIBOR + 4.00%	)	12/23/2021	303	303,462
Vertafore, Inc. 2nd Lien Initial Term Loan	9.65% (1 Mo. LIBOR + 7.25%	)	7/2/2026	335	327,881
Total					631,343

Machinery: Oil Well Equipment & Services 0.35%
Brookfield WEC Holdings Inc. 2nd Lien Initial Term Loan	9.15% (1 Mo. LIBOR + 6.75%	)	8/3/2026	150	152,180

Media 2.67%
Altice Financing SA March 2017 Refinancing Term Loan (Luxembourg)(c)	–	(h)	7/15/2025	319	303,616
MediArena Acquisition B.V. 1st Lien Dollar Term Loan B (Netherlands)(c)	–	(h)	8/13/2021	434	432,492
MediArena Acquisition B.V. 2nd Lien Dollar Term Loan B (Netherlands)(c)	11.95% (3 Mo. LIBOR + 9.00%	)	8/13/2022	434	432,190
Total					1,168,298

Metal Fabricating 0.07%
Doncasters US Finance LLC 2nd Lien Term Loan	10.58% (3 Mo. LIBOR + 8.25%	)	10/9/2020	106	31,635

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Oil: Integrated Domestic 1.00%
BEP Ulterra Drilling Technologies, LP Term Loan B	7.65% (1 Mo. LIBOR + 5.25%	)	11/26/2025		$461	$435,428	(g)

Retail 1.00%
J. Crew Group, Inc. Amended Term Loan	–	(h)	3/5/2021		505	434,661

Transportation: Miscellaneous 0.97%
Commercial Barge Line Co. Initial Term Loan	–	(h)	11/12/2020		626	425,541
Total Floating Rate Loans (cost $6,603,087)						6,562,354

FOREIGN GOVERNMENT OBLIGATIONS 3.66%

Angola 0.98%
Republic of Angola†(c)	8.25%		5/9/2028		400	429,259

Argentina 1.50%
Argentine Republic Government International Bond(b)	3.375%		10/12/2020	CHF	240	221,805
Provincia de Cordoba†(c)	7.125%		6/10/2021		$300	262,500
Provincia of Neuquen Argentina†(c)	7.50%		4/27/2025		200	169,000
Total						653,305

Egypt 1.18%
Republic of Egypt†(b)	4.75%		4/16/2026	EUR	450	515,471
Total Foreign Government Obligations (cost $1,589,055)						1,598,035

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.40%
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#(i)	6/10/2027		$615	398,917
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033		225	214,995
Total Non-Agency Commercial Mortgage-Backed Securities (cost $627,871)						613,912

U.S. TREASURY OBLIGATION 0.43%

Government
U.S. Treasury Note (cost $184,559)	2.125%		3/31/2024		185	188,021
Total Long-Term Investments (cost $37,306,336)						37,482,708

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 36.72%

COMMERCIAL PAPER 21.40%

Automotive 1.15%
Hyundai Capital America	2.586%	7/1/2019	$500	$500,000

Chemicals 0.57%
FMC Corp.	2.89%	7/1/2019	250	250,000

Drugs 1.15%
Mylan N V	2.738%	7/1/2019	500	500,000

Electric: Power 3.43%
Entergy Corp.	2.576%	7/1/2019	500	500,000
KCP&L Greater Missouri Operations Co.	2.606%	7/1/2019	500	500,000
So. Cal. Edison	2.941%	7/1/2019	500	500,000
Total				1,500,000

Electronics 1.72%
Amphenol Corp.	2.586%	7/1/2019	500	500,000
FMC Corp.	2.789%	7/1/2019	250	250,000
Total				750,000

Food 1.15%
Conagra Foods, Inc.	2.718%	7/1/2019	500	500,000

Machinery: Agricultural 1.14%
B A T Intl Fin	2.596%	7/2/2019	500	499,964

Machinery: Industrial/Specialty 0.80%
CNH Industrial Capital	2.738%	7/2/2019	350	349,974

Manufacturing 1.15%
Pentair Finance	2.84%	7/1/2019	500	500,000

Media 1.14%
RELX Investments plc	2.586%	7/1/2019	500	500,000

Oil 1.14%
Eni Finance USA, Inc.	2.576%	7/1/2019	500	500,000

Oil: Crude Producers 2.29%
Energy Transfer Partners	2.992%	7/1/2019	500	500,000
Enterprise Prods Oper LLC	2.576%	7/1/2019	500	500,000
Total				1,000,000

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2019

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate 1.14%
Welltower, Inc.	2.586%	7/1/2019	$500	$500,000

Retail 2.29%
Dollar General Corp.	2.586%	7/1/2019	500	500,000
Walgreens Boots Alliance, Inc.	2.586%	7/1/2019	500	500,000
Total				1,000,000

Transportation: Miscellaneous 1.14%
Union Pacific Corp.	2.586%	7/1/2019	500	500,000
Total Commercial Paper (cost $9,349,938)				9,349,938

U.S. TREASURY OBLIGATION 2.61%

Government
U.S. Treasury Bill (cost $1,139,928)	Zero Coupon	7/2/2019	1,140	1,139,939

REPURCHASE AGREEMENT 12.71%
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $5,500,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $5,663,642; proceeds: $5,551,231 (cost $5,550,560)			5,551	5,550,560
Total Short-Term Investments (cost $16,040,426)				16,040,437
Total Investments in Securities 122.52% (cost $53,346,762)				53,523,145
Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (22.52%)				(9,838,765)
Net Assets 100.00%				$43,684,380

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
(a)	Level 3 Investment as described in Note 2(n) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Defaulted (non-income producing security).
(e)	Security is perpetual in nature and has no stated maturity.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2019.
(g)	Level 3 Investment as described in Note 2(n) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate to be determined.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at June 30, 2019(1):

Referenced Index	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX NA.HY.32(4)5)	Credit Suisse	5.00%	6/20/2024	$2,720,000	$2,924,840	$137,149	$67,691

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $67,691. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at June 30, 2019(1):

Referenced Index	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	National Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BB.1O(5)	Morgan Stanley	5.00%	11/17/2059	$1,470,000	$1,342,912	$(170,321)	$43,233	$(127,088)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $43,233. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received/paid.
(5)	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities. (See Note 2(i)).

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2019

Open Forward Foreign Currency Exchange Contracts at June 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Barclays Bank plc	8/21/2019	99,000	$126,504	$126,019	$485
Swiss franc	Sell	Morgan Stanley	10/14/2020	55,000	58,534	58,505	29
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$514

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Bank of America	8/21/2019	40,000	$45,794	$45,666	$(128)
British pound	Sell	Morgan Stanley	8/21/2019	151,000	192,159	192,211	(52)
British pound	Sell	Morgan Stanley	8/21/2019	96,000	121,562	122,200	(638)
Canadian dollar	Sell	Morgan Stanley	9/19/2019	152,000	113,793	116,237	(2,444)
euro	Sell	Barclays Bank plc	8/21/2019	929,000	1,044,816	1,060,589	(15,773)
euro	Sell	Barclays Bank plc	8/21/2019	198,000	226,003	226,045	(42)
euro	Sell	Morgan Stanley	8/21/2019	99,000	112,847	113,023	(176)
euro	Sell	Morgan Stanley	8/21/2019	98,000	111,871	111,881	(10)
euro	Sell	Morgan Stanley	8/21/2019	178,000	199,515	203,212	(3,697)
Swiss franc	Sell	Morgan Stanley	10/14/2020	158,000	165,263	168,069	(2,806)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(25,766)

Open Futures Contracts at June 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra Treasury Bond	September 2019	1	Short	$(172,983)	$(177,563)	$(4,580)

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$–	$–	$923,005	$923,005
Other	–	5,380,143	115,513	5,495,656
Remaining Industries	–	619,528	–	619,528
Convertible Bonds	–	2,197,194	–	2,197,194
Corporate Bonds	–	19,285,003	–	19,285,003
Floating Rate Loans
Aerospace/Defense	–	–	212,395	212,395
Computer Software	–	–	431,240	431,240
Oil: Integrated Domestic	–	–	435,428	435,428
Remaining Industries	–	5,483,291	–	5,483,291
Foreign Government Obligations	–	1,598,035	–	1,598,035
Non-Agency Commercial Mortgage-Backed Securities	–	613,912	–	613,912
U.S. Treasury Obligation	–	188,021	–	188,021
Short-Term Investments
Commercial Paper	–	9,349,938	–	9,349,938
U.S. Treasury Obligation	–	1,139,939	–	1,139,939
Repurchase Agreement	–	5,550,560	–	5,550,560
Total	$–	$51,405,564	$2,117,581	$53,523,145

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$67,691	$–	$67,691
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(127,088)	–	(127,088)
Forward Foreign Currency Exchange Contracts
Assets	–	514	–	514
Liabilities	–	(25,766)	–	(25,766)
Futures Contracts
Assets	–	–	–	–
Liabilities	(4,580)	–	–	(4,580)
Total	$(4,580)	$(84,649)	$–	$(89,229)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

June 30, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans
Balance as of February 15, 2019	$–	$–
Accrued Discounts (Premiums)	(926)	384
Realized Gain (Loss)	–	42
Change in Unrealized Appreciation (Depreciation)	4,174	3,705
Purchases	1,035,270	1,076,002
Sales	–	(1,070)
Transfers into Level 3	–	–
Transfers out of Level 3	–	–
Balance as of June 30, 2019	$1,038,518	$1,079,063
Change in unrealized appreciation/depreciation for the period ended June 30, 2019, related to Level 3 investments held at June 30, 2019	$4,174	$3,705

16	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at cost	$53,346,762
Investments in securities, at fair value	$53,523,145
Cash	223,103
Deposits with brokers for futures collateral	3,450
Deposits with brokers for swaps collateral	135,984
Foreign cash, at value (cost $210,050)	209,808
Receivables:
Interest and dividends	574,864
Investment securities sold	214,555
Capital shares sold	132,935
From advisor (See Note 3)	40,904
Variation margin for futures contracts	171
Variation margin for centrally cleared credit default swap agreements	3,524
Unrealized appreciation on forward foreign currency exchange contracts	514
Prepaid offering costs	284,196
Prepaid expenses	1,182
Total assets	55,348,335
LIABILITIES:
Payables:
Investment securities purchased	10,981,027
Offering costs	282,591
Management fee	33,326
Fund administration	1,066
Trustees’ fees	72
Unrealized depreciation on forward foreign currency exchange contracts	25,766
Credit default swap agreements payable, at fair value (including upfront payments of $170,321)	127,088
Distributions payable	185,281
Accrued expenses	27,738
Total liabilities	11,663,955
NET ASSETS	$43,684,380
COMPOSITION OF NET ASSETS:
Paid-in capital	$43,325,578
Total distributable earnings	358,802
Net Assets	$43,684,380
Net assets by class:
Institutional Class Shares	$43,684,380
Outstanding shares by class: (100 million shares of common stock authorized, $.001 par value)
Institutional Class Shares	4,314,511
Net asset value, redemption price per share (Net assets divided by outstanding shares):
Institutional Class Shares-Net asset value	$10.12

See Notes to Financial Statements.	17

Statement of Operations (unaudited)

For the period February 15, 2019 (commencement of operations) to June 30, 2019

Investment income:
Interest and other	$675,347
Total investment income	675,347
Expenses:
Management fee	107,433
Offering costs	161,004
Professional	19,971
Shareholder servicing	17,127
Custody	4,177
Fund administration	3,438
Reports to shareholders	2,088
Trustees’ fees	128
Registration	97
Other	3,415
Gross expenses	318,878
Fees waived and expenses reimbursed (See Note 3)	(189,959)
Net expenses	128,919
Net investment income	546,428
Net realized and unrealized gain:
Net realized gain on investments	91,760
Net realized loss on futures contracts	(13,814)
Net realized gain on foreign currency exchange contracts	31,091
Net realized gain on swap contracts	40,236
Net realized gain on foreign currency related transactions	969
Net change in unrealized appreciation/depreciation on investments	176,383
Net change in unrealized appreciation/depreciation on futures contracts	(4,580)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(25,252)
Net change in unrealized appreciation/depreciation on swap contracts	110,924
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	59
Net realized and unrealized gain	407,776
Net Increase in Net Assets Resulting From Operations	$954,204

18	See Notes to Financial Statements.

Statement of Changes in Net Assets

	For the Period Ended June 30, 2019	*
INCREASE IN NET ASSETS	(unaudited)
Operations:
Net investment income	$546,428
Net realized gain on investments, futures contracts, foreign currency exchange contracts, swaps and foreign currency related transactions	150,242
Net change in unrealized appreciation/depreciation on investments, futures contracts, foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	257,534
Net increase in net assets resulting from operations	954,204
Distributions to shareholders	(595,402)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	42,689,400
Reinvestment of distributions	536,178
Net increase in net assets resulting from capital share transactions	43,225,578
Net increase in net assets	43,584,380
NET ASSETS:
Beginning of period	$100,000
End of period	$43,684,380

*	For the period February 15, 2019 (commencement of operations) to June 30, 2019.

See Notes to Financial Statements.	19

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain	Total from invest- ment oper- ations	Net investment income	Total distri- butions
Institutional Class
2/15/2019 to 6/30/2019(c)(f)	$10.00	$0.23	$0.14	$0.37	$(0.25)	$(0.25)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on February 15, 2019.

20	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return (%)(b)(d)	Total expenses after waivers and/or reimburse- ments (%)(e)	Total expenses (%)(e)	Net investment income (%)(e)	Net assets, end of period (000)	Portfolio turnover rate (%)(d)

$10.12	3.73	1.50	3.62	6.20	$43,684	25

See Notes to Financial Statements.	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company that continuously offers its shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord Abbett and Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

The Fund’s investment objective is total return. The Fund currently offers one class of Common shares: Institutional Class.

The Fund will not list its Shares for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an interval fund and conducts quarterly repurchase offers for a portion of its outstanding Shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), Lord, Abbett, the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean

Notes to Financial Statements (unaudited)(continued)

between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(e)	Expenses–The Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (unaudited)(continued)

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt

Notes to Financial Statements (unaudited)(continued)

obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the

Notes to Financial Statements (unaudited)(continued)

settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of June 30, 2019, the Fund did not have any unfunded loan commitments.

(n)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a

Notes to Financial Statements (unaudited)(continued)

particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the period ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the annual rate of 1.25%.

For the period ended June 30, 2019, the effective management fee, net of waivers, was at an annualized rate of 0.00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period from the Fund’s commencement of operations and continuing for a twelve month period, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.50%. This agreement may be terminated only upon the approval of the Board.

Distributor

Lord Abbett Distributor LLC (the “Distributor”), is the principal underwriter and distributor of the Fund’s Shares pursuant to a distribution agreement (the “Distribution Agreement”) with the Fund.

Notes to Financial Statements (unaudited)(continued)

The Distributor is a wholly-owned subsidiary of Lord Abbett. The Distributor does not participate in the distribution of non-Lord Abbett managed products.

The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of Shares of the Fund.

The Fund may impose repurchase fees of up to 2.00% on Shares accepted for repurchase that have been held for less than one year.

Commissions

Distributor did not receive commissions on sales of shares of the Fund for the period ended June 30, 2019.

4.	OFFERING & ORGANIZATIONAL COSTS

The Fund will pay offering costs estimated to be $445,200 which will be amortized from the Fund’s commencement of operations and continuing for a twelve month period. Lord Abbett has agreed to pay the organizational expenses of the Fund estimated to be $140,000.

5.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the period ended June 30, 2019 was as follows:

Period Ended 6/30/2019* (unaudited)
Distributions paid from:
Ordinary income	$595,402
Total distributions paid	$595,402

*	For the period February 15, 2019 (commencement of operations) to June 30, 2019.

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$53,346,762
Gross unrealized gain	698,620
Gross unrealized loss	(441,145)
Net unrealized security gain	$257,475

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments.

Notes to Financial Statements (unaudited)(continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2019 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$752,733	$40,159,090	$571,057	$5,249,691

*	Includes U.S. Government sponsored enterprises securities.

7.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended June 30, 2019 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts during the period ended June 30, 2019 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the period ended June 30, 2019 (as described in note 2(i)), to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2019, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps(1)	–	–	$67,691
Forward Foreign Currency Exchange Contracts(2)	–	$514	–
Liability Derivatives
Credit Default Swaps(3)	–	–	$127,088
Futures Contracts(4)	$4,580	–	–
Forward Foreign Currency Exchange Contracts(5)	–	$25,766	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(4)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the period ended June 30, 2019, were as follows:

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$40,236
Forward Foreign Currency Exchange Contracts(2)	–	$31,091	–
Futures Contracts(3)	$(13,814)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(4)	–	–	$110,924
Forward Foreign Currency Exchange Contracts(5)	–	$(25,252)	–
Futures Contracts(6)	$(4,580)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps Contracts(7)	–	–	$1,415,086
Forward Foreign Currency Exchange Contracts(7)	–	$1,167,164	–
Futures Contracts(8)	1	–	–

*	Calculated based on the number of contracts or notional amounts for the period ended June 30, 2019.
(1)	Statement of Operations location: Net realized gain on swap contracts.
(2)	Statement of Operations location: Net realized gain on foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized loss on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

Notes to Financial Statements (unaudited)(continued)

8.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$514	$–	$514
Repurchase Agreement	5,550,560	–	5,550,560
Total	$5,551,074	$–	$5,551,074

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank plc	$485	$(485)	$–	$–	$–
Fixed Income Clearing Corp.	5,550,560	–	–	(5,550,560)	–
Morgan Stanley	29	(29)	–	–	–
Total	$5,551,074	$(514)	$–	$(5,550,560)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$127,088	$–	$127,088
Forward Foreign Currency Exchange Contracts	25,766	–	25,766
Total	$152,854	$–	$152,854

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$128	$–	$–	$–	$128
Barclays Bank plc	15,815	(485)	–	–	15,330
Morgan Stanley	136,911	(29)	–	–	136,882
Total	$152,854	$(514)	$–	$–	$152,340

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2019.

9.	TRUSTEES’ REMUNERATION

The Fund’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

10.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

11.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value (“NAV”).

12.	REPURCHASE OFFERS

In order to provide liquidity to shareholders, the Fund has adopted a fundamental investment policy to make quarterly offers to repurchase its outstanding Shares at NAV per share, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. The Fund made its initial repurchase offer in June 2019 and completed its initial repurchase in July 2019. The result of the repurchase offer is as follows:

Repurchase Commencement Date	June 10, 2019
Repurchase Deadline Date	July 10, 2019
Repurchase Pricing Date	July 10, 2019
Amount Repurchased	$30,412
Shares Repurchased	3,005

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size

Notes to Financial Statements (unaudited)(continued)

of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio per common share for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the Fund’s Prospectus). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities

Notes to Financial Statements (unaudited)(continued)

issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Notes to Financial Statements (unaudited)(concluded)

The Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. The Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. Such financings constitute senior liens on unencumbered security (i.e., security not subject to other creditors’ claims).

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	For the period ended June 30, 2019*
Institutional Class Shares	Shares	Amount
Shares sold	4,251,311	$42,689,400
Reinvestment of distributions	53,200	536,178
Increase	4,304,511	$43,225,578

*	From February 15, 2019 to June 30, 2019

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Credit Opportunities Fund, Inc.	LA-CROPP-3 (08/19)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Schedule of Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	None.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT CREDIT OPPORTUNITIES FUND

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 29, 2019

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT CREDIT OPPORTUNITIES FUND

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 29, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 29, 2019